Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2020
Platform Operator, Crypto-Asset [Line Items]
Cash and cash equivalents	$ 40,886	$ 589,668	$ 33,770
Unamortized deferred financing costs	0	6,663
Derivative Liability, Current	184,025	354,160	60,110	$ 153,432	$ 310,641
Revenues	$ 0	$ 550,000
Concentration Risk, Percentage	100.00%
Additional common shares	8,317,828	2,406,227
Derivative liability	$ 184,025	$ 354,160	60,110
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liability	$ 184,025		$ 60,110